CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
- Product sales	$ 43,658,828	$ 42,638,117	$ 51,693,735
- Licensing technology	0	0	775,494
Total revenue	43,658,828	42,638,117	52,469,229
Cost of sales
- Product sales	(34,704,648)	(32,609,334)	(37,074,574)
- Licensing technology	0	0	(53,760)
Total cost of sales	(34,704,648)	(32,609,334)	(37,128,334)
Gross Profit	8,954,180	10,028,783	15,340,895
Operating expenses:
Selling and marketing expenses	(684,862)	(882,547)	(606,271)
Administrative and other expenses	(3,203,207)	(2,996,579)	(2,662,595)
Total operating expenses	(3,888,069)	(3,879,126)	(3,268,866)
Operating income	5,066,111	6,149,657	12,072,029
Other income and (expense):
Other income	405,407	446,823	354,439
Interest expenses	(1,271,295)	(966,800)	(676,029)
Total other expense, net	(865,888)	(519,977)	(321,590)
Income before income taxes	4,200,223	5,629,680	11,750,439
Income tax expense	(726,206)	(1,140,923)	(1,796,731)
Net income before allocation of non-controlling interest	3,474,017	4,488,757	9,953,708
Net income/( loss) attributable to non-controlling interest	0	16,753	(5,057)
Net income attributable to common stockholders	$ 3,474,017	$ 4,505,510	$ 9,948,651
Earnings per share
- Basic (in dollars per share)	$ 0.12	$ 0.16	$ 0.42
- Diluted (in dollars per share)	$ 0.12	$ 0.16	$ 0.36
Weighted average common shares outstanding
- Basic (in shares)	27,780,000	27,780,000	23,731,700
- Diluted (in shares)	27,780,000	27,780,000	27,596,956